Deferred Tax Assets/(Liabilities) - Analysis of Expiry Dates of Unrecognized Unused Tax Losses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 492	¥ 543
Expiring in 2018 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized		171
Expiring in 2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	193	193
Expiring in 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	95	96
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	82	¥ 83
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 122